UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4870

General New York Municipal Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund
August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.6%	Rate (%)		Date	Amount ($)	Value ($)
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)		0.41	9/7/09	5,100,000 a	5,100,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		2.30	9/7/09	4,835,000 a	4,835,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)		0.52	9/7/09	3,005,000 a	3,005,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)		2.20	9/7/09	2,075,000 a	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		0.63	9/7/09	2,080,000 a	2,080,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		0.63	9/7/09	1,120,000 a	1,120,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)		0.29	9/7/09	4,800,000 a	4,800,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Key Bank)		2.80	9/7/09	1,325,000 a	1,325,000
Clinton County Industrial
Development Agency, Civic

Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Insured; Radian Group and
Liquidity Facility; Key Bank)	2.30	9/7/09	9,100,000 a	9,100,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)	2.30	9/7/09	2,000,000 a	2,000,000
Eastchester Union Free School
District, GO Notes, TAN	1.00	12/23/09	3,000,000	3,004,648
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	2.50	9/7/09	2,100,000 a	2,100,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	2.50	9/7/09	2,000,000 a	2,000,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.49	9/7/09	4,230,000 a	4,230,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	0.49	9/7/09	6,000,000 a	6,000,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	2.55	9/7/09	3,600,000 a	3,600,000
Glen Cove Housing Authority,
Senior Living Facility Revenue
(The Mayfair at Glen Cove)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	0.35	9/7/09	7,550,000 a,b	7,550,000
Gloversville City School District,
GO Notes, BAN	3.00	9/11/09	9,000,000	9,001,687

Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC
Facility) (Liquidity Facility;
Goldman Sachs Group and LOC;
Goldman Sachs Group)	0.35	9/7/09	6,000,000 a,b	6,000,000
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC; Societe
Generale)	0.29	9/7/09	5,200,000 a	5,200,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.63	9/7/09	6,000,000 a,b	6,000,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.43	9/7/09	8,300,000 a	8,300,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.16	9/1/09	2,300,000 a	2,300,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.55	9/7/09	42,000,000 a	42,000,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	20,000,000	20,106,118
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Fortis Bank)	0.24	9/7/09	19,000,000 a	19,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	2.60	9/7/09	1,910,000 a	1,910,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College

Project) (LOC; M&T Bank)	0.52	9/7/09	2,700,000 a	2,700,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	1.14	9/7/09	7,250,000 a	7,250,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	0.49	9/7/09	9,000,000 a	9,000,000
New Rochelle City School District,
GO Notes, TAN	1.50	12/4/09	2,700,000	2,707,740
New York City,
GO Notes (LOC; Bank of America)	0.32	9/7/09	29,000,000 a	29,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	0.27	9/7/09	5,000,000 a	5,000,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.28	9/7/09	7,000,000 a	7,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS Citizens
NA)	1.90	9/7/09	4,600,000 a	4,600,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	0.49	9/7/09	5,095,000 a	5,095,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	0.64	9/7/09	7,750,000 a	7,750,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United

States Project) (LOC; M&T Bank)	0.64	9/7/09	3,570,000 a	3,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	0.49	9/7/09	7,175,000 a	7,175,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	0.27	9/7/09	3,000,000 a	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The Convent
of the Sacred Heart School of
New York Project) (LOC;
Wachovia Bank)	0.24	9/7/09	950,000 a	950,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.75	9/7/09	1,605,000 a	1,605,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.59	9/7/09	3,400,000 a	3,400,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Bank)	2.40	9/7/09	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.50	9/8/09	4,000,000	4,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.35	10/5/09	10,200,000	10,200,000
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.15	9/1/09	3,650,000 a	3,650,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.11	9/1/09	1,000,000 a	1,000,000
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizens NA)	1.90	9/7/09	9,800,000 a	9,800,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.29	9/7/09	10,270,000 a	10,270,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.33	9/7/09	4,420,000 a	4,420,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	0.40	9/7/09	9,900,000 a	9,900,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel
Project) (LOC; JPMorgan Chase
Bank)	0.38	9/7/09	2,000,000 a	2,000,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House Project)
(LOC; FHLMC)	0.31	9/7/09	7,600,000 a	7,600,000
New York State Housing Finance
Agency, Housing Revenue (Sea
Park West Apartments Project)
(LOC; FHLMC)	0.31	9/7/09	5,300,000 a	5,300,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank
NA)	0.29	9/7/09	5,555,000 a,b	5,555,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity

Facility; Citibank NA)	0.41	9/7/09	6,115,000 a,b	6,115,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	2.55	9/7/09	2,955,000 a	2,955,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.26	9/7/09	8,140,000 a	8,140,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; RBS Citizens NA)	2.25	9/7/09	3,620,000 a	3,620,000
Penfield,
GO Notes, BAN	2.75	9/9/09	1,250,000	1,250,174
Port Authority of New York and New
Jersey, Equipment Notes	0.45	9/7/09	5,600,000 a	5,600,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.22	9/1/09	1,400,000 a	1,400,000
Putnam County Industrial
Development Agency, IDR (Broad
Reach, LLC Project) (LOC; RBS
Citizens NA)	2.30	9/7/09	2,685,000 a	2,685,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.49	9/7/09	3,975,000 a	3,975,000
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corporation Project) (LOC; Key
Bank)	2.80	9/7/09	940,000 a	940,000
Schenectady County Industrial
Development Agency, Civic

Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	2.30	9/7/09	3,550,000 a	3,550,000
Schenectady Industrial Development
Agency, IDR (Fortitech Holding
Corporation Project) (LOC;
Bank of America)	0.82	9/7/09	1,025,000 a	1,025,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital of Schoharie County
Project) (LOC; Key Bank)	2.60	9/7/09	1,830,000 a	1,830,000
Southeast Industrial Development
Agency, IDR (Unilock New York,
Inc. Project) (LOC; Bank One)	1.30	9/7/09	2,600,000 a	2,600,000
Stillwater Central School
District, GO Notes, BAN	2.75	9/24/09	6,000,000	6,002,219
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	0.33	9/7/09	2,730,000 a	2,730,000
Ulster County Industrial
Development Agency, IDR (De
Luxe Packaging Corporation
Project) (LOC; National Bank
of Canada)	0.67	9/7/09	2,500,000 a	2,500,000
Valhalla Union Free School
District, GO Notes, TAN	1.00	2/2/10	1,000,000	1,001,496
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	2.75	9/7/09	2,280,000 a	2,280,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Westchester County)	1.65	9/8/09	10,000,000	10,000,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	0.54	9/7/09	14,600,000 a	14,600,000

Total Investments (cost $443,039,082)	99.6%	443,039,082
Cash and Receivables (Net)	.4%	1,912,716
Net Assets	100.0%	444,951,798

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $31,220,000 or 7.0% of net assets.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	443,039,082
Level 3 - Significant Unobservable Inputs	-
Total	443,039,082

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

                   (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)